Debt, Convertible Notes, and Warrants - Additional Information (Venture Loans) (Detail) - USD ($)				1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Nov. 30, 2014	Mar. 31, 2020	Jun. 30, 2019	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Mar. 09, 2021	Dec. 31, 2020
Shares Issued, Price Per Share										$ 10.00
Long-term Debt, Gross											$ 96,000
Planet Labs Inc [Member]
Debt Instrument, Face Amount						$ 6,035,000		$ 6,035,000
Debt Discount (Premium)						1,649,000	$ 1,383,000	1,939,000	$ 990,000
Proceeds from Issuance of Secured Debt			$ 25,000,000.0
Long-term Debt, Gross						174,925,000		163,856,000
Gain (Loss) on Extinguishment of Debt						$ 0	$ 673,000	673,000	$ (11,529,000)
Planet Labs Inc [Member] | Tranche B [Member]
Debt Discount (Premium)					$ 500,000
Repayments of Debt					49,000,000.0
Long-term Debt, Gross					8,600,000
Long-term Debt, Fair Value					11,000,000.0			$ 11,000,000.0
Gain (Loss) on Extinguishment of Debt					11,500,000
Planet Labs Inc [Member] | First Secured Term Loan Agreement [Member]
Proceeds from Issuance of Secured Debt			$ 12,500,000
Debt Instrument, Maturity Date			Nov. 30, 2021
Planet Labs Inc [Member] | Second Secured Term Loan Agreement [Member]
Proceeds from Issuance of Secured Debt			$ 12,500,000
Debt Instrument, Maturity Date			Aug. 31, 2022
Planet Labs Inc [Member] | Two Thousand Seventeen Loan Agreements [Member]
Debt Instrument, Face Amount			$ 25,000,000.0
Debt Discount (Premium)	$ 600,000	$ 600,000
Proceeds from Issuance of Secured Debt			25,000,000.0
Repayments of Debt				$ 25,000,000.0	$ 25,000,000.0
Planet Labs Inc [Member] | Common Stock [Member] | Two Thousand Seventeen Loan Agreements [Member]
Shares Issued, Price Per Share		$ 14.3754
Planet Labs Inc [Member] | Venture Loans [Member]
Debt Instrument, Face Amount			$ 25,000,000.0
Debt Instrument, Interest Rate, Stated Percentage			11.00%
Debt Discount (Premium)			$ 600,000
Planet Labs Inc [Member] | Venture Loans [Member] | Common Stock [Member]
Shares Issued, Price Per Share			$ 14.3754
Planet Labs Inc [Member] | Venture Loans [Member] | Prime Type Interest Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage			7.75%
Planet Labs Inc [Member] | Venture Loans [Member] | Minimum Type Interest Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage			11.00%
Planet Labs Inc [Member] | Two Thousand Seveteen Loans [Member]
Debt Instrument, Face Amount			$ 25,000,000.0
Debt Instrument, Interest Rate, Stated Percentage			11.00%
Series B Convertible Preferred Stock [Member] | Planet Labs Inc [Member] | Two Thousand Seventeen Loan Agreements [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	243,470	243,470
Series B Convertible Preferred Stock [Member] | Planet Labs Inc [Member] | Venture Loans [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			497,010